Earnings per Share ("EPS") (Details)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Stock Option
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities	2,800	2,800
Non Vested Share Awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities	371,000	280,335